Offerings - Offering: 1	Feb. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, no par value
Maximum Aggregate Offering Price	$ 6,962,925.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 961.58
Offering Note	In accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares is not set forth herein. Pursuant to Rule 457(o), the registration fee has been computed on the basis of the maximum aggregate offering price of all ordinary shares of Registrant expected to be issued upon completion of the merger of the Registrant, a company limited by shares incorporated under the laws of the British Virgin Islands and wholly owned subsidiary of Datasea Inc., a Nevada corporation (“DTSS”), with and into the Registrant.

Estimated solely for purposes of calculation of the registration fee in accordance with Rule 457(c) and (f) of the Securities Act based upon the product of: (i) 6,447,153, the maximum number of shares of DTSS common stock that may be exchanged in the merger, multiplied by (ii) $1.08, the average of the high and low prices of shares of DTSS’s common stock as reported on the Nasdaq Capital Market on February 10, 2026.